Investments Accounted for Using the Equity Method - Summary of Financial Information of Significant Equity Accounted Investments (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of significant investments in associates and joint ventures [line items]
Carrying amount of investments accounted for using the equity method	$ 2,569	$ 2,473	$ 2,448
(Loss)/profit from equity accounted investments, related impairments and expenses	(546)	147	272
Dividends received from equity accounted investments	510
Compania Minera Antamina S.A. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Current assets	1,065	1,099
Non-current assets	4,495	4,385
Current liabilities	(498)	(532)
Non-current liabilities	(1,076)	(1,064)
Net assets/(liabilities) - 100%	3,986	3,888
Net assets/(liabilities) - Group share	1,345	1,312
Adjustments to net assets related to accounting policy adjustments		1
Carrying amount of investments accounted for using the equity method	1,345	1,313
Revenue - 100%	3,203	3,866	2,905
Profit/(loss) from Continuing operations - 100%	1,168	1,613	1,010
Share of operating profit/(loss) of equity accounted investments	394	544	341
(Loss)/profit from equity accounted investments, related impairments and expenses	394	544	341
Comprehensive income/(loss) - 100%	1,168	1,613	1,010
Share of comprehensive income/(loss) - Group share in equity accounted investments	394	544	341
Dividends received from equity accounted investments	361	496	425
Carbones del Cerrejon LLC [member]
Disclosure of significant investments in associates and joint ventures [line items]
Current assets	845	1,187
Non-current assets	2,664	2,485
Current liabilities	(344)	(585)
Non-current liabilities	(801)	(663)
Net assets/(liabilities) - 100%	2,364	2,424
Net assets/(liabilities) - Group share	788	808
Adjustments to net assets related to accounting policy adjustments	65	75
Carrying amount of investments accounted for using the equity method	853	883
Revenue - 100%	2,094	2,453	2,247
Profit/(loss) from Continuing operations - 100%	309	576	388
Share of operating profit/(loss) of equity accounted investments	103	192	129
(Loss)/profit from equity accounted investments, related impairments and expenses	103	192	129
Comprehensive income/(loss) - 100%	309	576	388
Share of comprehensive income/(loss) - Group share in equity accounted investments	103	192	129
Dividends received from equity accounted investments	134	181	163
Individually immaterial, associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Carrying amount of investments accounted for using the equity method	371	277
(Loss)/profit from equity accounted investments, related impairments and expenses	(98)	(80)	(26)
Share of comprehensive income/(loss) - Group share in equity accounted investments	(98)	(80)	(26)
Dividends received from equity accounted investments	15	16	32
Samarco Mineracao S.A. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Current assets	290	79
Non-current assets	6,103	6,023
Current liabilities	(6,704)	(5,811)
Non-current liabilities	(5,830)	(4,265)
Net assets/(liabilities) - 100%	(6,141)	(3,974)
Net assets/(liabilities) - Group share	(3,071)	(1,987)
Adjustments to net assets related to accounting policy adjustments	366	357
Impairment of the carrying value of the investment in Samarco	(525)	(525)
Additional share of Samarco losses	3,145	2,092
Unrecognised losses	85	63
Revenue - 100%	24	30	28
Profit/(loss) from Continuing operations - 100%	(2,166)	(1,558)	(1,520)
Share of operating profit/(loss) of equity accounted investments	(1,075)	(823)	(760)
Additional share of Samarco losses	108	251	588
Unrecognised losses	22	63
(Loss)/profit from equity accounted investments, related impairments and expenses	(945)	(509)	(172)
Comprehensive income/(loss) - 100%	(2,166)	(1,558)	(1,520)
Share of comprehensive income/(loss) - Group share in equity accounted investments	(945)	(509)	(172)
Investments accounted for using equity method [member]
Disclosure of significant investments in associates and joint ventures [line items]
Carrying amount of investments accounted for using the equity method	2,569	2,473
(Loss)/profit from equity accounted investments, related impairments and expenses	(546)	147	272
Share of comprehensive income/(loss) - Group share in equity accounted investments	(546)	147	272
Dividends received from equity accounted investments	$ 510	$ 693	$ 620